Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Schedule tabular disclosure of derivatives location

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$—	$—

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$—	$—

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2015	2014	2013
Interest rate swaps	Loss on derivative instruments	$-	$21	$40

Total		$-	$21	$40

Schedule of fair value liabilities measured on recurring basis
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2015	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$—	$—	$—	$—

Total	$—	$—	$—	$—